JPMorgan Income Fund Expense Example - A C I Shares [Member] - JPMorgan Income Fund	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 439
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	831
Expense Example, with Redemption, 10 Years	1,419
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	222
Expense Example, with Redemption, 3 Years	423
Expense Example, with Redemption, 5 Years	747
Expense Example, with Redemption, 10 Years	1,526
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	337
Expense Example, with Redemption, 10 Years	$ 787